Investments in Group Enterprises and Associates	12 Months Ended
Dec. 31, 2025
Investments In Group Enterprises [Abstract]
Investments in Group Enterprises and Associates

Note 21—Investments in Group Enterprises and Associates

Ascendis Pharma A/S’s (parent company) investments in group enterprises and associates at December 31, 2025 comprise:

Subsidiaries	Domicile	Ownership
Ascendis Pharma GmbH	Germany	100%
Ascendis Pharma Endocrinology GmbH	Germany	100%
Ascendis Pharma, LLC	USA	100%
Ascendis Pharma Endocrinology, Inc.	USA	100%
Ascendis Pharma, Ophthalmology Division A/S	Denmark	100%
Ascendis Pharma Endocrinology Division A/S	Denmark	100%
Ascendis Pharma Bone Diseases A/S	Denmark	100%
Ascendis Pharma Growth Disorders A/S	Denmark	100%
Ascendis Pharma Oncology Division A/S	Denmark	100%
Ascendis Pharma Europe A/S	Denmark	100%
Ascendis Pharma UK Limited	United Kingdom	100%
Ascendis Pharma Iberia S.L.	Spain	100%
Ascendis Pharma France SASU	France	100%
Ascendis Pharma Italia S.R.L.	Italy	100%
Ascendis Pharma Sverige AB	Sweden	100%
Ascendis Pharma Switzerland GmbH	Switzerland	100%
Ascendis Pharma Belgium BV	Belgium	100%
ASND Portugal, Unipessoal, Lda.	Portugal	100%

Associates	Domicile	Ownership
VISEN Pharmaceuticals	Cayman Island	39.2%
Eyconis Inc.	USA	33.2%